Related party disclosures - Compensation of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Fixed and variable wages, social charges and benefits expensed in the year	$ 2,574,000	$ 2,837,000	$ 2,441,000
Share-based payment expense for the year	2,903,000	2,478,000	1,307,000
Board members fees to non-executive members	199,000	210,000	210,000
Total compensation expense for key management personnel	5,676,000	$ 5,525,000	$ 3,958,000
Key management personnel
Disclosure of transactions between related parties [line items]
Total compensation expense for key management personnel	$ 19,000